Loans Receivable and Allowance for Loan Losses - Impaired Loans, None of Which had Related Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	$ 2,121	$ 842	$ 779
Total impaired loans, Unpaid Principal Balance	2,320	1,040	969
Total impaired loans, Average Recorded Investment	1,351	705	846
Total impaired loans, Interest Income Recognized	48	36	31
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	885	387	528
Total impaired loans, Unpaid Principal Balance	1,058	558	718
Total impaired loans, Average Recorded Investment	746	376	593
Total impaired loans, Interest Income Recognized	20	17	19
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	784	208
Total impaired loans, Unpaid Principal Balance	810	235
Total impaired loans, Average Recorded Investment	250	80
Total impaired loans, Interest Income Recognized	12	7
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	439	247	251
Total impaired loans, Unpaid Principal Balance	439	247	251
Total impaired loans, Average Recorded Investment	351	249	253
Total impaired loans, Interest Income Recognized	16	12	12
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	13
Total impaired loans, Unpaid Principal Balance	13
Total impaired loans, Average Recorded Investment	$ 4